BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Preliminary Purchase Equation

The preliminary purchase equations for these acquisitions are as follows:

	BDW	E-Car	STT	ixetic	Other	Total

Cash	$11	$19	$13	$64	$20	$127
Non-cash working capital	(122)	(48)	9	54	(22)	(129)
Investments	—	—	—	3	—	3
Fixed assets	188	87	30	186	10	501
Goodwill, net	32	16	58	169	14	289
Other assets	17	9	—	68	—	94
Purchase intangibles	—	210	5	—	—	215
Long-term employee benefit liabilities	—	(2)	—	(45)	(2)	(49)
Long-term debt	(24)	—	—	(1)	—	(25)
Other long-term liabilities	(35)	—	—	—	—	(35)
Deferred tax liabilities	(23)	—	(5)	(39)	(1)	(68)
Non-controlling interests	—	(11)	—	—	—	(11)

Fair value of net assets	44	280	110	459	19	912
Less: Carrying value of Magna’s equity accounted investment	—	(52)	(20)	—	—	(72)
Gain on re-measurement	—	(153)	(35)	—	—	(188)

Consideration paid	44	75	55	459	19	652
Less: Cash acquired	(11)	(19)	(13)	(64)	(20)	(127)

Net cash outflow	$33	$56	$42	$395	$(1)	$525